Document and Entity Information	May 17, 2023
Cover [Abstract]
Entity Registrant Name	NEUROCRINE BIOSCIENCES INC
Amendment Flag	false
Entity Central Index Key	0000914475
Document Type	8-K
Document Period End Date	May 17, 2023
Entity Incorporation State Country Code	DE
Entity File Number	0-22705
Entity Tax Identification Number	33-0525145
Entity Address, Address Line One	12780 El Camino Real
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	617-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	NBIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false